Non-controlling interests - Preferred securities issued by HSBC's subsidiaries (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)
Disclosure of subsidiaries [line items]
Called up share capital	$ 10,160		$ 10,096
HSBC Bank Canada
Disclosure of subsidiaries [line items]
Called up share capital	0		260
Non-cumulative redeemable class 1 preferred shares, series C | HSBC Bank Canada
Disclosure of subsidiaries [line items]
Called up share capital	0	CAD 175	130
Non-cumulative redeemable class 1 preferred shares, series D | HSBC Bank Canada
Disclosure of subsidiaries [line items]
Called up share capital	$ 0	CAD 175	$ 130